Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Aug. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 2012 Plan	Jun. 30, 2014 Subsequent Event	Jun. 30, 2014 Subsequent Event Directors	Jun. 30, 2014 Subsequent Event Directors Compensation payable 50% in cash and 50% in restricted stock units	Jun. 30, 2014 Subsequent Event Directors Compensation payable 100% in restricted stock units	Jun. 30, 2014 Subsequent Event Restricted Stock Units (RSUs) Directors	Apr. 30, 2014 Subsequent Event 2012 Plan Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Restricted stock units, granted		97,700						17,348	264,359
Restricted stock units, aggregate grant date fair value								$ 600	$ 12,663
Stock plan vesting period			4 years						4 years
Compensation payable to retain directors					150,000
Share-based Compensation Arrangement by Share-based Payment Award, Description					The plan provides an annual retainer of $150,000 payable at the director’s election either 50% in cash and 50% in restricted stock units or 100% in restricted stock units.
Percentage of compensation arrangement						50.00%	100.00%
Proceeds from line of credit borrowing	$ 5,757	$ 10,757		$ 7,000